Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Property, Plant and Equipment [Line Items]
Opening net book amount	$ 5,689	$ 4,784
Additions	8,021	3,059
Disposals		(247)
Depreciation	(2,198)	(2,312)	$ (1,309)
Exchange rate variation	(361)	405
Closing net book amount	11,151	5,689	4,784
Cost	18,661	11,638
Accumulated depreciation	(7,510)	(5,948)
Net book amount	11,151	5,689	4,784
Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Opening net book amount	3,489	2,176
Additions	1,350	2,168
Depreciation	(988)	(1,040)
Exchange rate variation	(223)	185
Closing net book amount	3,628	3,489	2,176
Cost	6,515	5,648
Accumulated depreciation	(2,887)	(2,159)
Net book amount	3,628	3,489	2,176
Furniture, Fixtures and Fittings [Member]
Property, Plant and Equipment [Line Items]
Opening net book amount	155	277
Additions	60	36
Depreciation	(102)	(185)
Exchange rate variation	(9)	27
Closing net book amount	104	155	277
Cost	616	606
Accumulated depreciation	(512)	(451)
Net book amount	104	155	277
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Opening net book amount	244	229
Additions	23	182
Disposals		(99)
Depreciation	(55)	(63)
Exchange rate variation	(33)	(5)
Closing net book amount	179	244	229
Cost	430	457
Accumulated depreciation	(251)	(213)
Net book amount	179	244	229
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Opening net book amount	18	225
Additions	423	292
Disposals		(148)
Depreciation	(444)	(372)
Exchange rate variation	17	21
Closing net book amount	14	18	225
Cost	1,707	1,403
Accumulated depreciation	(1,693)	(1,384)
Net book amount	14	18	225
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Opening net book amount	1,783	1,877
Additions	236	381
Depreciation	(609)	(652)
Exchange rate variation	(113)	177
Closing net book amount	1,297	1,783	1,877
Cost	3,464	3,524
Accumulated depreciation	(2,167)	(1,741)
Net book amount	1,297	1,783	$ 1,877
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Opening net book amount	0
Additions	5,929
Closing net book amount	5,929	0
Cost	5,929
Net book amount	$ 5,929	$ 0